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The Meet Kevin Pricing Power ETF
THE MEET KEVIN PRICING POWER ETF – FUND SUMMARY
Investment Objective
The Meet Kevin Pricing Power ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Meet Kevin Pricing Power ETF The Meet Kevin Pricing Power ETF
Management Fee	0.75%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.77%
[1]	Estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
The Meet Kevin Pricing Power ETF | The Meet Kevin Pricing Power ETF | USD ($)	79	246

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in the U.S.-listed equity securities of Innovative Companies (defined below). The Fund categorizes an “Innovative Company” as a company determined by the Fund’s sub-adviser, Plato’s Philosophy LLC (the “Sub-Adviser”), to be involved in the development of new products or services, technological advancements, consumer engagement, and/or disruptive approaches with respect to business growth that the Sub-Adviser expects to have a significant impact on the market or industry in which the company operates. Further, the Fund will invest in Innovative Companies that, in the Sub-Adviser’s view, also have more “pricing power” than their peers. The Sub-Adviser generally analyzes pricing power based on “price elasticity,” which is the ability to potentially increase prices for products and services without a corresponding drop in demand. In addition, the Fund may hold the securities of other ETFs, which could be passively-managed or actively-managed (“Targeted ETFs”) to seek to hedge (provide protection for the Fund’s portfolio) against particular market risks anticipated by the Sub-Adviser.

Fund Portfolio Overview:

Strategy Approach	Range of Use in the Fund’s Portfolio
Innovative Companies with Pricing Power Selection	70-100%
Targeted ETF Selection (Macro-Hedging)	0-30%

Innovative Companies with Pricing Power Selection

The Sub-Adviser begins its analysis by screening an extremely large initial universe of U.S.-listed companies with a minimum market capitalization of $100 million.

Utilizing a proprietary screening methodology, the Sub-Adviser analyzes the initial universe of companies to identify Innovative Companies that the Sub-Adviser perceives as having greater pricing power versus their peers. The Sub-Adviser, using its own internal research and analysis, analyzes company self-reported data (e.g., press releases and regulatory filings) as well as third-party data, such as news articles and social media posts, to identify companies that are capitalizing on:

●	pricing power, as exhibited by price elasticity (as described above);

●	development of new products or services;

●	consumer engagement, which refers to a company’s efforts to build relationships with individuals through personalized interactions on multiple channels (for example, traditional versus social channels), with the goal of gaining and retaining loyal customers. Successful consumer engagement accomplishes that goal by distinguishing a brand from those of its competitors. Further, if the customer engagement results in high customer retention (e.g., lower customer turnover), the company would likely have stronger pricing power than its competitors;

●	technological advancements and innovation in the markets in which they operate; or

●	physical or digital infrastructure designed to enable broader market use of new technologies (e.g., artificial intelligence systems) in the markets in which they operate.

In particular, the Sub-Adviser considers each candidate company’s track record of disrupting mature industries (e.g., electric vehicles) or operating within disruptive industries (e.g., social media, blockchain), and/or a company’s historical patterns of launching hardware or software products that are first-to-market. The Sub-Adviser favors companies that remain founder led, report spending more on research and development than their peers, and have a strong history of customer satisfaction.

Once the Sub-Adviser has identified a set of Innovative Companies with pricing power, the Sub-Adviser performs a bottoms-up analysis of each candidate. That is, the Sub-Adviser performs a company-by-company analysis of various financial factors such as price over earnings-to-growth ratio (PEG), revenue, and margin growth. The Sub-Adviser selects those Innovative Companies with, in the Sub-Adviser’s view, above average growth potential across the metrics considered for inclusion in the Fund’s portfolio. While the metrics considered are largely consistent, there may be industry-specific variability (e.g., margin and growth metrics typically vary by industry).

Targeted ETF Selection (Macro-Hedging)

During periods when the Sub-Adviser believes there is significant risk to the market as a whole or a particular section of the market, the Fund’s portfolio may hold up to 30% of its net assets in the securities of Targeted ETFs to provide a “macro-economic” hedge against the anticipated market risk. In those cases, the Fund will hold ETFs that the Sub-Adviser believes will most likely benefit from the anticipated market risk. The following types of market risks will generally trigger macro hedging:

●	Geopolitical events (e.g., wars, pandemic) that cause a significant disruption to the price of oil.

●	Federal Reserve monetary interest rate decisions that cause a significant price change to high-yield debt instruments.

●	Extreme weather events (e.g., flooding, fires) that cause a significant disruption to one or more regions.

If the Sub-Adviser determines that a macro-economic event is occurring or is likely to occur, the Fund will invest in ETFs that, in the Sub-Adviser’s view, appear poised to benefit from the event. For example, a war may trigger high oil prices and, in turn, ETFs that are focused on the oil-production industry would likely benefit.

Additional Portfolio Attributes

The Fund’s investments may include small-, medium- and large-capitalization companies. The Fund’s portfolio will generally consist of between 25 and 60 securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Technology Sector Risk. The Fund will invest substantially in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

○	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser’s effectiveness. In addition, although the Sub-Adviser has retained third-party vendors (e.g., compliance services, operations, etc.), the Sub-Adviser currently has limited resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated and may result in the Fund not achieving its investment objective. Over time, the Sub-Adviser will augment its resources as market conditions permit. In addition, the Sub-Adviser regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that a Fund invests in a commodity ETF, shareholders in such Fund may be subject to duplicative advisory and administrative fees.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global Fintech system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the United States and the EU imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Sector Risk.  The Fund may have a significant portion of its assets invested in an ETF that focuses on investing in companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Targeted ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Targeted ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Targeted ETFs. Additionally, Targeted ETFs are also subject to the “ETF Risks” described above.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.mketf.com.

The Meet Kevin Select ETF
THE MEET KEVIN SELECT ETF– FUND SUMMARY
Investment Objective
The Meet Kevin Select ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Meet Kevin Select ETF The Meet Kevin Select ETF
Management Fee	0.75%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.80%
[1]	Estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
The Meet Kevin Select ETF | The Meet Kevin Select ETF | USD ($)	82	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of U.S.-listed equity securities of Innovative Companies (defined below) and passively-managed U.S. equity ETFs that track broad equity indices (“Broad-based ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Innovative Companies and Broad-based ETFs. The Fund categorizes an “Innovative Company” as a company determined by the Fund’s sub-adviser, Plato’s Philosophy LLC (the “Sub-Adviser”), to be involved in the development of new products or services, technological advancements, consumer engagement, and/or disruptive approaches with respect to business growth that the Sub-Adviser expects to have a significant impact on the market or industry in which the company operates. Further, the Fund will invest in Innovative Companies that, in the Sub-Adviser’s view, also have more “pricing power” than their peers. The Sub-Adviser generally analyzes pricing power based on “price elasticity,” which is the ability to potentially increase prices for products and services without a corresponding drop in demand. In addition, the Fund may hold the securities of other ETFs, which could be passively-managed or actively-managed (“Targeted ETFs”) to seek to hedge (provide protection for the Fund’s portfolio) against particular market risks anticipated by the Sub-Adviser.

Fund Portfolio Overview:

Strategy Approach	Range of Use in the Fund’s Portfolio
Innovative Company Selection	30-80%
Broad-Based ETF Selection	20-40%
Targeted ETF Selection (Macro-Hedging)	0-30%

Innovative Companies with Pricing PowerSelection

The Sub-Adviser begins its analysis by screening a very large initial universe of U.S.-listed companies with a minimum market capitalization of $250 million.

Utilizing a proprietary screening methodology, the Sub-Adviser analyzes the initial universe of companies to identify those that are Innovative Companies that the Sub-Adviser perceives as having pricing power versus their peers. The Sub-Adviser, using its own internal research and analysis, analyzes company self-reported data (e.g., press releases and regulatory filings) as well as third-party data, such as news articles and social media posts, to identify companies that are capitalizing on:

●	pricing power, as exhibited by price elasticity (as described above);

●	development of new products or services;

●	consumer engagement, which refers to a company’s efforts to build relationships with individuals through personalized interactions on multiple channels (for example, traditional versus social channels), with the goal of gaining and retaining loyal customers. Successful consumer engagement accomplishes that goal by distinguishing a brand from those of its competitors. Further, if the customer engagement results in high customer retention (e.g., lower customer turnover), the company would likely have stronger pricing power than its competitors;

●	technological advancements and innovation in the markets in which they operate; or

●	physical or digital infrastructure designed to enable broader market use of new technologies (e.g., artificial intelligence systems) in the markets in which they operate.

In particular, the Sub-Adviser considers each candidate company’s track record of disrupting mature industries (e.g., electric vehicles) or operating within disruptive industries (e.g., social media, blockchain), and/or a company’s historical patterns of launching hardware or software products that are first-to-market. The Sub-Adviser favors companies that remain founder led, report spending more on research and development than their peers, and have a strong history of customer satisfaction.

Once the Sub-Adviser has identified a set of Innovative Companies with pricing power, the Sub-Adviser performs a bottoms-up analysis of each candidate. That is, the Sub-Adviser performs a company-by-company analysis of various financial factors such as price over earnings-to-growth ratio (PEG), revenue, and margin growth. The Sub-Adviser selects those Innovative Companies with, in the Sub-Adviser’s view, above average growth potential across the metrics considered for inclusion in the Fund’s portfolio. While the metrics considered are largely consistent, there may be industry-specific variability (e.g., margin and growth metrics typically vary by industry).

Broad-Based ETF Selection

Broad-based ETFs will generally comprise between 20% and 40% of the Fund’s portfolio to seek to lower the Fund’s overall “beta,” which is a measure of an investment’s volatility in relation to the overall market. That is, the use of Broad-based ETFs is designed to dampen the Fund’s overall volatility as compared to the overall stock market because the Broad-based ETFs will generally have a beta close to one. In contrast, the portions of the Fund’s portfolio invested using the Sub-Adviser screening methodology (i.e., in Innovative Companies) or invested for macro-hedging purposes, are expected to have higher betas. Therefore, the Fund’s investment in Broad-based ETFs will result in an overall portfolio with less volatility compared to a portfolio comprised only of the securities of Innovative Companies or securities selected for macro-hedging purposes.

The Fund’s allocation to Broad-based ETFs within the ranges will reflect the Sub-Adviser’s view of risk of the overall market based on then-current macroeconomic factors such as broad market conditions, economic trends, and the PEG ratio present in the overall market. When the Sub-Adviser views the overall market risk is higher, the Fund’s portfolio will be comprised of a higher percentage of Broad-based ETFs.

Targeted ETF Selection (Macro-Hedging)

During periods when the Sub-Adviser believes there is significant risk to the market as a whole or a particular section of the market, the Fund’s portfolio may hold up to 30% of its net assets in the securities of Targeted ETFs to provide a “macro-economic” hedge against the anticipated market risk. In those cases, the Fund will hold ETFs that the Sub-Adviser believes will most likely benefit from the anticipated market risk. The following types of market risks will generally trigger macro hedging:

●	Geopolitical events (e.g., wars, pandemic) that cause a significant disruption to the price of oil.

●	Federal Reserve monetary interest rate decisions that cause a significant price change to high-yield debt instruments.

●	Extreme weather events (e.g., flooding, fires) that cause a significant disruption to one or more regions.

If the Sub-Adviser determines that a macro-economic event is occurring or is likely to occur, the Fund will invest in ETFs that, in the Sub-Adviser’s view, appear poised to benefit from the event. For example, a war may trigger high oil prices and, in turn, ETFs that are focused on the oil-production industry would likely benefit.

Additional Portfolio Attributes

The Fund’s investments may include small-, medium- and large-capitalization companies. The Fund’s portfolio will generally consist of between 25 and 60 securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Technology Sector Risk. The Fund will invest substantially in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser’s effectiveness. In addition, although the Sub-Adviser has retained third-party vendors (e.g., compliance services, operations, etc.), the Sub-Adviser currently has limited resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated and may result in the Fund not achieving its investment objective. Over time, the Sub-Adviser will augment its resources as market conditions permit. In addition, the Sub-Adviser regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that a Fund invests in a commodity ETF, shareholders in such Fund may be subject to duplicative advisory and administrative fees.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global Fintech system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the United States and the EU imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Sector Risk.  The Fund may have a significant portion of its assets invested in an ETF that focuses on investing in companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Broad-based ETFs and Targeted ETFs (collectively, “Underlying ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.mketf.com.

The Meet Kevin Moderate ETF
THE MEET KEVIN MODERATE ETF – FUND SUMMARY
Investment Objective
The Meet Kevin Moderate ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Meet Kevin Moderate ETF The Meet Kevin Moderate ETF
Management Fee	0.75%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.10%	[1]
Total Annual Fund Operating Expenses	0.85%
[1]	Estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
The Meet Kevin Moderate ETF | The Meet Kevin Moderate ETF | USD ($)	87	271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in (1) the U.S.-listed equity securities of Innovative Companies (defined below) and (2) passively-managed U.S. equity ETFs that track broad equity indices (“Broad-based ETFs”). The Fund categorizes an “Innovative Company” as a company determined by the Fund’s sub-adviser, Plato’s Philosophy LLC (the “Sub-Adviser”), to be involved in the development of new products or services, technological advancements, consumer engagement, and/or disruptive approaches with respect to business growth that the Sub-Adviser expects to have a significant impact on the market or industry in which the company operates. Further, the Fund will invest in Innovative Companies that, in the Sub-Adviser’s view, also have more “pricing power” than their peers. The Sub-Adviser generally analyzes pricing power based on “price elasticity,” which is the ability to potentially increase prices for products and services without a corresponding drop in demand. In addition, the Fund may hold the securities of other passively-managed or actively-managed ETFs (“Targeted ETFs”) to seek to hedge (provide protection for the Fund’s portfolio) against particular market risks anticipated by the Sub-Adviser.

Fund Portfolio Overview:

Strategy Approach	Range of Use in the Fund’s Portfolio
Innovative Company Selection	0-60%
Broad-Based ETF Selection	40-70%
Targeted ETF Selection (Macro-Hedging)	0-30%

Innovative Companies with Pricing Power Selection

The Sub-Adviser begins its analysis by screening a large initial universe of U.S.-listed companies with a minimum market capitalization of $500 million.

Utilizing a proprietary screening methodology, the Sub-Adviser analyzes the initial universe of companies to identify those that are Innovative Companies that the Sub-Adviser perceives as having pricing power versus their peers. The Sub-Adviser, using its own internal research and analysis, analyzes company self-reported data (e.g., press releases and regulatory filings) as well as third-party data, such as news articles and social media posts, to identify companies that are capitalizing on:

●	pricing power, as exhibited by price elasticity (as described above);

●	development of new products or services;

●	consumer engagement, which refers to a company’s efforts to build relationships with individuals through personalized interactions on multiple channels (for example, traditional versus social channels), with the goal of gaining and retaining loyal customers. Successful consumer engagement accomplishes that goal by distinguishing a brand from those of its competitors Further, if the customer engagement results in high customer retention (e.g., lower customer turnover), the company would likely have stronger pricing power than its competitors;

●	technological advancements and innovation in the markets in which they operate; or

●	physical or digital infrastructure designed to enable broader market use of new technologies (e.g., artificial intelligence systems) in the markets in which they operate.

●	In particular, the Sub-Adviser considers each candidate company’s track record of disrupting mature industries (e.g., electric vehicles) or operating within disruptive industries (e.g., social media, blockchain), and/or a company’s historical patterns of launching hardware or software products that are first-to-market. The Sub-Adviser favors companies that remain founder led, report spending more on research and development than their peers, and have a strong history of customer satisfaction.

Once the Sub-Adviser has identified a set of Innovative Companies with pricing power, the Sub-Adviser performs a bottoms-up analysis of each candidate. That is, the Sub-Adviser performs a company-by-company analysis of various financial factors such as price over earnings-to-growth ratio (PEG), revenue, and margin growth. The Sub-Adviser selects those Innovative Companies with, in the Sub-Adviser’s view, above average growth potential across the metrics considered for inclusion in the Fund’s portfolio. While the metrics considered are largely consistent, there may be industry-specific variability (e.g., margin and growth metrics typically vary by industry).

Broad-Based ETF Selection

Broad-based ETFs will generally comprise between 40% and 70% of the Fund’s portfolio to seek to lower the Fund’s overall “beta,” which is a measure of an investment’s volatility in relation to the overall market. That is, the use of Broad-based ETFs is designed to dampen the Fund’s overall volatility as compared to the overall stock market because the Broad-based ETFs will generally have a beta close to one. In contrast, the portions of the Fund’s portfolio invested using the Sub-Adviser screening methodology (i.e., in Innovative Companies) or invested for macro-hedging purposes, are expected to have higher betas. Therefore, the Fund’s investment in Broad-based ETFs will result in an overall portfolio with less volatility compared to a portfolio comprised only of the securities of Innovative Companies or securities selected for macro-hedging purposes.

The Fund’s allocation to Broad-based ETFs within the ranges will reflect the Sub-Adviser’s view of risk of the overall market based on then-current macroeconomic factors such as broad market conditions, economic trends, and the PEG ratio present in the overall market. When the Sub-Adviser views the overall market risk is higher, the Fund’s portfolio will be comprised of a higher percentage of Broad-based ETFs.

Targeted ETF Selection (Macro-Hedging)

During periods when the Sub-Adviser believes there is significant risk to the market as a whole or a particular section of the market, the Fund’s portfolio may hold up to 30% of its net assets in the securities of Targeted ETFs to provide a “macro-economic” hedge against the anticipated market risk. In those cases, the Fund will hold ETFs that the Sub-Adviser believes will most likely benefit from the anticipated market risk. The following types of market risks will generally trigger macro hedging:

●	Geopolitical events (e.g., wars, pandemic) that cause a significant disruption to the price of oil.

●	Federal Reserve monetary interest rate decisions that cause a significant price change to high-yield debt instruments.

●	Extreme weather events (e.g., flooding, fires) that cause a significant disruption to one or more regions.

If the Sub-Adviser determines that a macro-economic event is occurring or is likely to occur, the Fund will invest in ETFs that, in the Sub-Adviser’s view, appear poised to benefit from the event. For example, a war may trigger high oil prices and, in turn, ETFs that are focused on the oil-production industry would likely benefit.

Additional Portfolio Attributes

The Fund’s investments may include small-, medium- and large-capitalization companies. The Fund’s portfolio will generally consist of between 25 and 60 securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Technology Sector Risk. The Fund will invest substantially in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser’s effectiveness. In addition, although the Sub-Adviser has retained third-party vendors (e.g., compliance services, operations, etc.), the Sub-Adviser currently has limited resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated and may result in the Fund not achieving its investment objective. Over time, the Sub-Adviser will augment its resources as market conditions permit. In addition, the Sub-Adviser regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that a Fund invests in a commodity ETF, shareholders in such Fund may be subject to duplicative advisory and administrative fees.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global Fintech system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the United States and the EU imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Sector Risk.  The Fund may have a significant portion of its assets invested in an ETF that focuses on investing in companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Broad-based ETFs and Targeted ETFs (collectively, “Underlying ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.mketf.com.